Flight Equipment Held for Operating Lease (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Nov. 08, 2014	Mar. 31, 2013 item	Dec. 31, 2014 country item	Dec. 31, 2013 item country	Dec. 31, 2012 item	Sep. 30, 2014 item	Dec. 31, 2011 item
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft purchased during the period			22	14
Gain on sale of aircraft			$ 18,878,000	$ 6,277,000	$ 8,360,000
Number of major customer			0	0	0
Number of aircraft sold		9	8	10
Acquisition cost of aircraft purchased			951,500,000	642,200,000
Major maintenance expenditures capitalized			7,000,000	17,200,000
Number of lessees in operating lease			64	62
Number of countries aircraft held for operating lease to lessees			36	34
Number of aircraft on non-accural status			2	2	2
Number of aircraft on lease			124	112
Number of aircraft off lease			3	1
Revenue recognized			11,300,000	3,300,000	8,000,000
Revenue recognized at the end of lease			39,800,000	47,600,000	49,800,000
Recognized impairment charge of aircraft			0	8,800,000	11,400,000
Amortization of lease premiums net of lease discounts			3,000,000	3,400,000	7,500,000
Weighted average remaining lease term of the Company's aircraft held for operating leases			5 years 3 months 18 days	4 years 3 months 18 days
Number of aircraft under sale agreements			8
Selling price of aircraft under sale agreements	87,500,000
Additional depreciation for aircraft under sale agreements			2,400,000
Amortization of lease incentives			18,934,000	9,019,000	6,989,000
Number of aircraft held for operating leases			127	113
INDIA [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease			1
A-319-100 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft sold						1
Recognized impairment charge of aircraft				8,800,000
Number of aircraft written down				1
A-320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft written down							1
B-737-500 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft written down					2
B-737-500 And A320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold		3
Number of impaired aircraft sold		3
Recognized impairment charge of aircraft					$ 11,400,000
Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold				6